SHARE CAPITAL (Details - Warrants activity) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance	1,896,071	1,896,071	2,519,238
Weighted Average Exercise Price Outstanding beginning	$ 2.46	$ 2.46	$ 1.73
Warrants Exercisable outstanding	1,896,071	1,896,071	2,519,238
Weighted Average Exercise Price outstanding	$ 2.46	$ 2.46	$ 1.73
Warrants canceled / exercised	0	0	0
Warrants cancelled / exercised	(0)	(0)	(0)
Warrants expired	0	0	(623,167)
Warrants expired			$ 0.39
Warrants outstanding, ending balance	1,896,071	1,896,071	1,896,071
Weighted Average Exercise Price Outstanding, ending	$ 2.46	$ 2.46	$ 2.46
Warrants Exercisable outstanding	1,896,071	1,896,071	1,896,071
Weighted Average Exercise Price outstanding	$ 2.46	$ 2.46	$ 2.46